Financial Instruments, Financial Risks and Capital Management (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments, Financial Risks and Capital Management (Details) [Line Items]
Statutory deposit	€ 100,000
Cash deposits	292,658	€ 0
Loss before tax	€ 110	€ 125
Customers Two [Member]
Financial Instruments, Financial Risks and Capital Management (Details) [Line Items]
Revenue percentage	95.00%
Customers Three [Member]
Financial Instruments, Financial Risks and Capital Management (Details) [Line Items]
Trade receivable		75.00%